Cash and cash equivalents and restricted cash - Cash and cash equivalents (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash and cash equivalents and restricted cash
Bank balances and cash	¥ 18,265,935	¥ 9,490,997	¥ 21,104,395
Time deposits and highly liquid investments with initial terms within three months	3,038,078	1,999,630	4,520,889
Cash held in other financial institutions	2,504,019	1,064,216	1,682,814
Total	¥ 23,808,032	¥ 12,554,843	¥ 27,308,098	¥ 20,855,252